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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06-30-2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York          07-11-2012
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           72
Form 13F Information Table Value Total:       56,819
                                          (thousands)
List of Other Included Managers:                None


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
                                                                                         VOTING
                                                                                       AUTHORITY:
                                                                                         SOLE/
                          TITLE OF            VALUE   SHRS. OR  SH/P PUT/  INV.  OTHER  SHARED/
NAME OF ISSUER             CLASS     CUSIP   (X$1000) PRN. AMT.  RN  CALL DISCR. MNGR.    NONE
--------------            -------- --------- -------- --------- ---- ---- ------ ----- ----------
ACCENTURE LTD.              COM    G1151C101   1575     26200    SH        SOLE           SOLE
ALTERA CORPORATION          COM    021441100    329      9700    SH        SOLE           SOLE
AMERICAN INTERNATIONAL
  GROUP INC                 COM    026874784    411     12800    SH        SOLE           SOLE
AMGEN INC.                  COM    031162100    409      5600    SH        SOLE           SOLE
APPLE INC.                  COM    037833100   3913      6700    SH        SOLE           SOLE
ASML HOLDING NV NY REG      COM    N07059186    319      6200    SH        SOLE           SOLE
BANCO BRADESCO S.A.         COM    059460303    271     18200    SH        SOLE           SOLE
BHP BILLITON LTD.           COM    088606108   1554     23800    SH        SOLE           SOLE
BOEING CO. (THE)            COM    097023105    981     13200    SH        SOLE           SOLE
CATERPILLAR INC.            COM    149123101    306      3600    SH        SOLE           SOLE
CENTEX CORP.                COM    20441W203    943     24600    SH        SOLE           SOLE
CISCO SYSTEMS INC.          COM    17275R102    437     25400    SH        SOLE           SOLE
CITRIX SYSTEMS INC.         COM    177376100    899     10700    SH        SOLE           SOLE
COACH INC.                  COM    189754104    229      3900    SH        SOLE           SOLE
COCA-COLA CO (THE)          COM    191216100   2502     32000    SH        SOLE           SOLE
COGNIZANT TECH SOLUTIONS
  CORP A                    COM    192446102   1194     19900    SH        SOLE           SOLE
COMPANHIA VALE DO RIO
  DOCE                      ADR    91912E105   1088     54800    SH        SOLE           SOLE
CONSUMER DIS SS SPDR        ETF    81369Y407    430      9800    SH        SOLE           SOLE
DANAHER CORP.               COM    235851102    276      5300    SH        SOLE           SOLE
EMC CORP. (MA)              COM    268648102    457     17800    SH        SOLE           SOLE
EMERSON ELECTRIC CO.        COM    291011104    219      4700    SH        SOLE           SOLE
EQUINIX, INC.               COM    29444U502    721      4100    SH        SOLE           SOLE
FRANKLIN RESOURCES INC.     COM    354613101    211      1900    SH        SOLE           SOLE
FREEPORT-MCMORAN
  COPPER & GOLD INC.        COM    35671D857    362     10600    SH        SOLE           SOLE
GOLDMAN SACHS GROUP INC.    COM    38141G104    336      3500    SH        SOLE           SOLE
HEALTHCARE SS SPDR F        ETF    81369Y209    536     14100    SH        SOLE           SOLE
HEINZ (H.J.) CO.            COM    423074103    452      8300    SH        SOLE           SOLE
HONEYWELL INTERNATIONAL
  INC.                      COM    438516106    514      9200    SH        SOLE           SOLE
INDUSTRIAL SPDR             ETF    81369Y704    436     12200    SH        SOLE           SOLE
INTERNATIONAL BUSINESS
  MACHINES                  COM    459200101    548      2800    SH        SOLE           SOLE
INTUITIVE SURGICAL INC.     COM    46120E602    444       800    SH        SOLE           SOLE
ISHARE MSCI BRAZIL F        ETF    464286400   3108     60100    SH        SOLE           SOLE
ISHARE RUS 2000 INDX        ETF    464287655   2690     33800    SH        SOLE           SOLE

                                                                                          VOTING
                                                                                        AUTHORITY:
                                                                                          SOLE/
                           TITLE OF            VALUE   SHRS. OR  SH/P PUT/  INV.  OTHER  SHARED/
NAME OF ISSUER              CLASS     CUSIP   (X$1000) PRN. AMT.  RN  CALL DISCR. MNGR.    NONE
--------------             -------- --------- -------- --------- ---- ---- ------ ----- ----------
ISHARES BARCLAYS TIPS
  BOND                        ETF   464287176    419      3500    SH        SOLE           SOLE
ISHARES MSCI EMERGING MK
  INC                         ETF   464287234    858     21900    SH        SOLE           SOLE
ISHARES TRUST MSCI EAFE
  INDEX                       ETF   464287465   3598     72000    SH        SOLE           SOLE
LAM RESEARCH
  CORPORATION                 COM   512807108    231      6100    SH        SOLE           SOLE
LOWES COMPANIES INC           COM   548661107    202      7100    SH        SOLE           SOLE
MASTERCARD INC                COM   57636Q104    388       900    SH        SOLE           SOLE
MCDONALDS CORP                COM   580135101    585      6600    SH        SOLE           SOLE
MICROSOFT CORPORATION         COM   594918104    361     11800    SH        SOLE           SOLE
MOSAIC CO (THE)               COM   61945C103    740     13500    SH        SOLE           SOLE
MYLAN INC.                    COM   628530107    270     12600    SH        SOLE           SOLE
NETFLIX INC.                  COM   64110L106    240      3500    SH        SOLE           SOLE
OIL SERVICE HOLDRS T          ETF   57060U191    278      7800    SH        SOLE           SOLE
OMNICOM GROUP INC.            COM   681919106    720     14800    SH        SOLE           SOLE
ORACLE CORPORATION            COM   68389X105    484     16300    SH        SOLE           SOLE
PEPSICO INC.                  COM   713448108   2841     40200    SH        SOLE           SOLE
PETROLEO BRASILEIRO S.A.      ADR   71654V408    237     12600    SH        SOLE           SOLE
PHILIP MORRIS INTL            COM   718172109    419      4800    SH        SOLE           SOLE
PRICELINE.COM
  INCORPORATED                COM   741503403    798      1200    SH        SOLE           SOLE
PROLOGIS                      COM   74340W103    994     29900    SH        SOLE           SOLE
RED HAT INC                   COM   756577102    311      5500    SH        SOLE           SOLE
SANDISK CORPORATION           COM   80004C101    303      8300    SH        SOLE           SOLE
SAP AG                        COM   803054204    268      4500    SH        SOLE           SOLE
SCHLUMBERGER LTD              COM   806857108    585      9000    SH        SOLE           SOLE
SEAGATE TECHNOLOGY            COM   G7945M107    381     15400    SH        SOLE           SOLE
SPDR RETAIL ETF               ETF   78464A714    349      5900    SH        SOLE           SOLE
SUNCOR ENERGY INC             COM   867224107    536     18500    SH        SOLE           SOLE
TECHNOLOGY SPDR               ETF   81369Y803    219      7600    SH        SOLE           SOLE
TERADATA CORPORATION          COM   88076W103    562      7800    SH        SOLE           SOLE
TEXAS INSTRUMENTS INC.        COM   882508104    405     14100    SH        SOLE           SOLE
THE GAP INC.                  COM   364760108    320     11700    SH        SOLE           SOLE
TOTAL S.A. (NEW)              ADR   89151E109   2059     45900    SH        SOLE           SOLE
TRANSOCEAN LTD                COM   H8817H100    273      6100    SH        SOLE           SOLE
UNION PACIFIC CORP            COM   907818108    335      2800    SH        SOLE           SOLE
UNITED PARCEL SERVICE INC    Cl B   911312106    308      3900    SH        SOLE           SOLE
UNITED TECHNOLOGIES
  CORP.                       COM   913017109    446      5900    SH        SOLE           SOLE
VANGRD EMRG MKT ETF           ETF   922042858   3661     91700    SH        SOLE           SOLE
WYNN RESORTS LIMITED          COM   983134107    270      2600    SH        SOLE           SOLE
YAHOO! INC.                   COM   984332106    189     11900    SH        SOLE           SOLE
YUM! BRANDS INC.              COM   988498101   1276     19800    SH        SOLE           SOLE